PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92.9%
Basic Materials : 2.0%
93,000  Air Products and
Chemicals, Inc.,
4.850%,
02/08/2034 $ 91,323
0.1
62,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 60,827
0.1
106,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 107,506
0.2
130,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 130,141
0.2
30,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 29,794
0.0
78,000  Dow Chemical Co.,
4.375%,
11/15/2042 64,358
0.1
40,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 36,135
0.1
48,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 4.200%,
05/13/2050 39,106
0.1
48,000  Nucor Corp., 4.300%,
05/23/2027 46,976
0.1
199,000  Nutrien Ltd., 2.950%,
05/13/2030 176,242
0.3
26,000  Nutrien Ltd., 4.900%,
03/27/2028 25,705
0.0
122,000
(2)
Nutrien Ltd., 5.400%,
06/21/2034 120,238
0.2
10,000  Nutrien Ltd., 5.875%,
12/01/2036 10,259
0.0
25,000  Nutrien Ltd., 5.950%,
11/07/2025 25,144
0.0
76,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 71,639
0.1
102,000  RPM International, Inc.,
2.950%,
01/15/2032 85,503
0.1
52,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 43,901
0.1
60,000  Steel Dynamics, Inc.,
5.375%,
08/15/2034 59,012
0.1
72,000  Westlake Corp.,
3.125%,
08/15/2051 45,412
0.1
1,269,221
2.0
Communications : 7.5%
61,000  Amazon.com, Inc.,
3.250%,
05/12/2061 40,708
0.1
89,000  Amazon.com, Inc.,
3.950%,
04/13/2052 71,613
0.1
144,000  AT&T, Inc., 3.500%,
06/01/2041 110,085
0.2
114,000  AT&T, Inc., 3.550%,
09/15/2055 76,922
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
178,000  AT&T, Inc., 3.650%,
09/15/2059 $ 119,468
0.2
301,000  AT&T, Inc., 3.800%,
12/01/2057 210,456
0.3
59,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
02/01/2031 48,215
0.1
35,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 20,459
0.0
80,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 47,441
0.1
107,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 69,873
0.1
220,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 161,548
0.3
165,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 165,152
0.3
112,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 111,942
0.2
113,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 112,958
0.2
260,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 254,835
0.4
80,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 77,930
0.1
109,000  Comcast Corp.,
3.200%,
07/15/2036 88,127
0.1
101,000  Comcast Corp.,
3.250%,
11/01/2039 77,774
0.1
55,000  Comcast Corp.,
5.300%,
06/01/2034 55,158
0.1
174,000  Comcast Corp.,
5.500%,
05/15/2064 167,547
0.3
85,000  Comcast Corp.,
5.650%,
06/15/2035 87,385
0.1
65,000  Comcast Corp.,
5.650%,
06/01/2054 64,936
0.1
17,000  Comcast Corp.,
6.500%,
11/15/2035 18,569
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
218,000
(1)
Deutsche Telekom
International Finance
BV, 4.375%,
06/21/2028 $ 212,221
0.3
56,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 57,583
0.1
262,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 218,930
0.3
145,000  Netflix, Inc., 5.875%,
11/15/2028 149,438
0.2
119,000
(2)
Paramount Global,
3.700%,
06/01/2028 107,348
0.2
9,000  Paramount Global,
4.200%,
05/19/2032 7,355
0.0
33,000  Paramount Global,
4.950%,
05/19/2050 23,005
0.0
16,000  Paramount Global,
5.500%,
05/15/2033 13,634
0.0
67,000  Paramount Global,
5.850%,
09/01/2043 52,726
0.1
213,000  Sprint Capital Corp.,
6.875%,
11/15/2028 225,955
0.4
156,000  Sprint Capital Corp.,
8.750%,
03/15/2032 187,777
0.3
45,000  Time Warner Cable
Enterprises LLC,
8.375%,
07/15/2033 49,745
0.1
139,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 132,109
0.2
12,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 10,190
0.0
56,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 53,311
0.1
32,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 28,689
0.0
21,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 18,249
0.0
52,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 48,061
0.1
58,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 52,176
0.1
241,000  United States Cellular
Corp., 6.700%,
12/15/2033 256,626
0.4
44,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 35,620
0.1
168,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 137,394
0.2
38,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 32,295
0.0
107,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 100,644
0.2
38,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 35,262
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
92,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 $ 90,126
0.1
100,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 109,841
0.2
65,000  Vodafone Group PLC,
5.875%,
06/28/2064 62,564
0.1
4,767,975
7.5
Consumer, Cyclical : 6.4%
61,480  American Airlines Pass
Through Trust 2015-2,
A, 4.000%,
03/22/2029 58,356
0.1
49,681  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 47,174
0.1
42,380  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 39,370
0.1
43,388  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 39,975
0.1
45,243  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 41,742
0.1
54,000  American Honda
Finance Corp., 5.650%,
11/15/2028 55,354
0.1
47,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 47,232
0.1
56,000
(2)
American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 58,455
0.1
36,000  AutoZone, Inc., 6.250%,
11/01/2028 37,548
0.1
60,000  Choice Hotels
International, Inc.,
5.850%,
08/01/2034 59,159
0.1
39,000  Cummins, Inc., 5.450%,
02/20/2054 38,281
0.1
48,531  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 44,119
0.1
32,737  Delta Air Lines Pass
Through Trust 2015-1,
A, 3.875%,
01/30/2029 30,975
0.0
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 190,123
0.3
119,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 97,677
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
105,000  General Motors
Financial Co., Inc.,
5.600%,
06/18/2031 $ 104,251
0.2
90,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 90,112
0.1
48,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 48,541
0.1
124,000  Home Depot, Inc.,
2.700%,
04/15/2030 110,516
0.2
68,000  Home Depot, Inc.,
3.300%,
04/15/2040 53,004
0.1
31,000  Home Depot, Inc.,
3.625%,
04/15/2052 22,948
0.0
60,000  Home Depot, Inc.,
4.950%,
06/25/2034 59,398
0.1
22,000  Home Depot, Inc.,
4.950%,
09/15/2052 20,329
0.0
45,000  Home Depot, Inc.,
5.300%,
06/25/2054 43,968
0.1
45,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 44,644
0.1
45,000  Hyatt Hotels Corp.,
5.500%,
06/30/2034 43,830
0.1
27,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 26,832
0.0
131,000
(1)
Hyundai Capital
America, 5.400%,
06/24/2031 129,944
0.2
82,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 82,895
0.1
136,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 139,710
0.2
31,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 24,122
0.0
40,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 35,021
0.0
31,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 30,568
0.0
26,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 25,301
0.0
42,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 40,980
0.1
42,000  Marriott International,
Inc., 4.875%,
05/15/2029 41,479
0.1
21,000  McDonald's Corp.,
5.450%,
08/14/2053 20,298
0.0
39,000  McDonald's Corp.,
MTN, 5.700%,
02/01/2039 39,893
0.1
284,000  MDC Holdings, Inc.,
2.500%,
01/15/2031 251,705
0.4
195,000  MDC Holdings, Inc.,
3.850%,
01/15/2030 185,594
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
14,400
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 $ 14,440
0.0
100,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 102,762
0.2
65,000  Toyota Motor Credit
Corp., MTN, 4.800%,
01/05/2034 63,190
0.1
55,096  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 55,312
0.1
49,983  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 45,639
0.1
137,164  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 135,667
0.2
158,849  US Airways Pass
Through Trust 2013-1,
A, 3.950%,
05/15/2027 155,236
0.2
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 209,839
0.3
139,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 132,002
0.2
243,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 197,766
0.3
261,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 203,348
0.3
113,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 88,260
0.1
55,000  WW Grainger, Inc.,
3.750%,
05/15/2046 42,881
0.1
4,047,765
6.4
Consumer, Non-cyclical : 14.5%
101,000  AbbVie, Inc., 3.200%,
11/21/2029 92,703
0.1
82,000  AbbVie, Inc., 4.050%,
11/21/2039 71,264
0.1
21,000  AbbVie, Inc., 4.625%,
10/01/2042 18,981
0.0
100,000  AbbVie, Inc., 5.050%,
03/15/2034 99,745
0.2
61,000  AbbVie, Inc., 5.350%,
03/15/2044 60,342
0.1
161,000  AbbVie, Inc., 5.400%,
03/15/2054 159,316
0.2
97,000  AbbVie, Inc., 5.500%,
03/15/2064 95,833
0.2
76,000  Altria Group, Inc.,
6.200%,
11/01/2028 78,855
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
19,000  Amgen, Inc., 2.300%,
02/25/2031 $ 15,973
0.0
47,000  Amgen, Inc., 2.450%,
02/21/2030 41,004
0.1
110,000  Amgen, Inc., 3.150%,
02/21/2040 82,255
0.1
52,000  Amgen, Inc., 5.250%,
03/02/2030 52,397
0.1
65,000  Amgen, Inc., 5.750%,
03/02/2063 63,711
0.1
227,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 209,419
0.3
113,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 102,935
0.2
137,000  Astrazeneca Finance
LLC, 4.850%,
02/26/2029 136,760
0.2
137,000  Astrazeneca Finance
LLC, 5.000%,
02/26/2034 136,292
0.2
118,000  BAT Capital Corp.,
7.079%,
08/02/2043 124,453
0.2
54,000  BAT Capital Corp.,
7.081%,
08/02/2053 57,463
0.1
97,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 95,646
0.1
137,000  Bristol-Myers
Squibb Co., 4.900%,
02/22/2029 136,763
0.2
89,000  Bristol-Myers
Squibb Co., 5.550%,
02/22/2054 87,807
0.1
70,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 68,433
0.1
83,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 90,185
0.1
110,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 109,764
0.2
55,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 44,927
0.1
42,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 36,053
0.1
22,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 17,997
0.0
115,000  Cencora, Inc., 5.125%,
02/15/2034 112,952
0.2
79,000  Centene Corp., 2.450%,
07/15/2028 70,201
0.1
78,000  Centene Corp., 2.500%,
03/01/2031 64,071
0.1
49,000  Centene Corp., 2.625%,
08/01/2031 40,288
0.1
81,000  Centene Corp., 3.000%,
10/15/2030 69,320
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
16,000  Cigna Corp., 3.200%,
03/15/2040 $ 11,843
0.0
143,000  Cigna Group, 4.800%,
08/15/2038 131,486
0.2
98,000
(2)
Cigna Group, 5.250%,
02/15/2034 96,682
0.2
249,000  Cigna Group, 5.600%,
02/15/2054 239,232
0.4
95,000  Coca-Cola Co., 5.300%,
05/13/2054 94,342
0.1
45,000  Coca-Cola
Consolidated, Inc.,
5.450%,
06/01/2034 45,426
0.1
64,000  Constellation Brands,
Inc., 4.800%,
01/15/2029 63,100
0.1
145,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 140,072
0.2
51,000  CVS Health Corp.,
2.700%,
08/21/2040 33,917
0.1
41,000  CVS Health Corp.,
4.125%,
04/01/2040 33,156
0.1
246,000  CVS Health Corp.,
4.780%,
03/25/2038 219,762
0.3
50,000  CVS Health Corp.,
5.000%,
01/30/2029 49,503
0.1
40,000  CVS Health Corp.,
5.625%,
02/21/2053 37,170
0.1
80,000
(2)
CVS Health Corp.,
5.700%,
06/01/2034 79,814
0.1
35,000  CVS Health Corp.,
5.875%,
06/01/2053 33,563
0.1
185,000  CVS Health Corp.,
6.000%,
06/01/2044 181,411
0.3
15,000  CVS Health Corp.,
6.000%,
06/01/2063 14,378
0.0
55,000  CVS Health Corp.,
6.050%,
06/01/2054 53,977
0.1
188,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 194,429
0.3
64,000  Elevance Health, Inc.,
2.875%,
09/15/2029 57,630
0.1
65,000  Eli Lilly & Co., 5.550%,
03/15/2037 67,691
0.1
198,000  Equifax, Inc., 2.600%,
12/15/2025 189,746
0.3
177,000  Equifax, Inc., 5.100%,
06/01/2028 176,342
0.3
196,000  Global Payments, Inc.,
4.450%,
06/01/2028 189,444
0.3
35,000  Global Payments, Inc.,
5.950%,
08/15/2052 33,756
0.1
44,000  HCA, Inc., 2.375%,
07/15/2031 36,144
0.1
32,000  HCA, Inc., 3.375%,
03/15/2029 29,421
0.0
40,000  HCA, Inc., 3.500%,
09/01/2030 36,092
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
85,000  HCA, Inc., 4.125%,
06/15/2029 $ 80,513
0.1
81,000  HCA, Inc., 5.125%,
06/15/2039 75,075
0.1
86,000  HCA, Inc., 5.250%,
06/15/2049 76,722
0.1
67,000  HCA, Inc., 5.600%,
04/01/2034 66,621
0.1
20,000  HCA, Inc., 5.875%,
02/01/2029 20,368
0.0
57,000  HCA, Inc., 6.000%,
04/01/2054 56,357
0.1
51,000  HCA, Inc., 6.100%,
04/01/2064 49,893
0.1
51,000  Humana, Inc., 5.750%,
03/01/2028 51,896
0.1
65,000  Humana, Inc., 5.750%,
12/01/2028 66,327
0.1
51,000  Johnson & Johnson,
2.100%,
09/01/2040 34,057
0.1
81,000  Johnson & Johnson,
3.625%,
03/03/2037 70,740
0.1
50,000
(2)
Johnson & Johnson,
5.850%,
07/15/2038 54,042
0.1
60,000  Kenvue, Inc., 4.900%,
03/22/2033 59,361
0.1
48,000  Kenvue, Inc., 5.050%,
03/22/2053 45,309
0.1
44,000  Kenvue, Inc., 5.100%,
03/22/2043 42,510
0.1
42,000  Kenvue, Inc., 5.200%,
03/22/2063 39,680
0.1
49,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 48,943
0.1
69,000  Kraft Heinz Foods Co.,
5.000%,
06/04/2042 62,448
0.1
68,000  Kraft Heinz Foods Co.,
5.200%,
07/15/2045 62,412
0.1
114,000
(1)
Mars, Inc., 2.375%,
07/16/2040 76,815
0.1
200,000
(1)
Nestle Holdings, Inc.,
3.900%,
09/24/2038 172,958
0.3
135,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 133,391
0.2
75,000  PayPal Holdings, Inc.,
5.500%,
06/01/2054 72,686
0.1
101,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 96,086
0.2
63,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 60,809
0.1
213,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 201,211
0.3
115,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 112,865
0.2
30,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 25,694
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
34,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 $ 30,200
0.0
34,000  Reynolds American,
Inc., 5.850%,
08/15/2045 31,395
0.0
127,000  Royalty Pharma PLC,
1.750%,
09/02/2027 114,126
0.2
65,000  Royalty Pharma PLC,
5.150%,
09/02/2029 64,465
0.1
85,000  Royalty Pharma PLC,
5.400%,
09/02/2034 82,753
0.1
51,000
(2)
S&P Global, Inc.,
1.250%,
08/15/2030 41,238
0.1
115,000
(1)
Solventum Corp.,
5.400%,
03/01/2029 114,673
0.2
155,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 152,302
0.2
46,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 44,001
0.1
205,000  Takeda Pharmaceutical
Co. Ltd., 5.650%,
07/05/2054 200,342
0.3
69,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 69,000
0.1
59,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 49,514
0.1
84,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 84,139
0.1
89,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 63,989
0.1
46,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 33,973
0.1
37,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 29,913
0.0
7,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 5,341
0.0
22,000  UnitedHealth Group,
Inc., 4.450%,
12/15/2048 18,877
0.0
19,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 16,834
0.0
80,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 78,991
0.1
71,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 65,785
0.1
60,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 58,329
0.1
65,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 62,986
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
96,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 $ 79,044
0.1
58,000  Viatris, Inc., 3.850%,
06/22/2040 42,385
0.1
213,000  Viatris, Inc., 4.000%,
06/22/2050 143,449
0.2
71,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 71,450
0.1
9,178,920
14.5
Energy : 6.4%
31,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 19,696
0.0
51,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 33,217
0.1
35,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 34,051
0.1
26,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 25,445
0.0
92,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 79,226
0.1
16,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 14,791
0.0
41,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 39,084
0.1
75,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 76,093
0.1
18,000
(1)
Cheniere Energy, Inc.,
5.650%,
04/15/2034 18,025
0.0
59,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 60,361
0.1
97,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 75,240
0.1
103,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 99,922
0.2
86,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 83,077
0.1
55,000  Enbridge, Inc., 5.625%,
04/05/2034 54,931
0.1
54,000  Energy Transfer L.P.,
5.550%,
05/15/2034 53,477
0.1
68,000  Energy Transfer L.P.,
5.950%,
10/01/2043 65,851
0.1
153,000  Energy Transfer L.P.,
5.950%,
05/15/2054 149,082
0.2
126,000  Energy Transfer L.P.,
6.000%,
06/15/2048 121,534
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
65,000
(2)(3)
Energy Transfer L.P. H,
6.500%,
12/31/2199 $ 64,275
0.1
200,000
(1)
Eni SpA, 5.950%,
05/15/2054 196,571
0.3
118,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 86,262
0.1
40,000  Enterprise Products
Operating LLC, 4.850%,
01/31/2034 38,859
0.1
31,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 23,560
0.0
142,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 124,872
0.2
140,000  Hess Corp., 4.300%,
04/01/2027 136,559
0.2
78,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 66,498
0.1
74,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 77,075
0.1
101,000  MPLX L.P., 2.650%,
08/15/2030 87,075
0.1
55,000  MPLX L.P., 5.500%,
06/01/2034 54,189
0.1
91,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 93,198
0.2
124,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 124,319
0.2
75,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 78,289
0.1
23,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 24,664
0.0
24,000  Ovintiv, Inc., 5.650%,
05/15/2028 24,281
0.0
21,000  Ovintiv, Inc., 7.100%,
07/15/2053 23,059
0.0
35,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 3.550%,
12/15/2029 31,972
0.1
8,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.300%,
01/31/2043 6,318
0.0
18,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.900%,
02/15/2045 15,275
0.0
100,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 96,512
0.2
93,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 92,333
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
54,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 $ 47,549
0.1
223,000  Schlumberger
Investment SA, 5.000%,
06/01/2034 219,587
0.4
33,000  Shell International
Finance BV, 2.875%,
11/26/2041 23,540
0.0
67,000  Shell International
Finance BV, 3.000%,
11/26/2051 43,907
0.1
20,000  Shell International
Finance BV, 4.000%,
05/10/2046 16,099
0.0
27,000  Shell International
Finance BV, 4.125%,
05/11/2035 24,772
0.0
42,000  Targa Resources Corp.,
4.200%,
02/01/2033 37,784
0.1
219,000  Targa Resources Corp.,
6.250%,
07/01/2052 221,233
0.4
51,000  Targa Resources Corp.,
6.500%,
03/30/2034 54,029
0.1
77,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 73,526
0.1
48,000  TotalEnergies Capital
SA, 5.150%,
04/05/2034 48,036
0.1
137,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 135,202
0.2
80,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 79,278
0.1
74,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 66,807
0.1
27,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 26,415
0.0
188,000  Western Midstream
Operating L.P., 6.150%,
04/01/2033 192,837
0.3
44,000  Williams Cos., Inc.,
4.900%,
03/15/2029 43,414
0.1
75,000  Williams Cos., Inc.,
5.100%,
09/15/2045 67,627
0.1
4,090,760
6.4
Financial : 32.1%
65,000  Agree L.P., 5.625%,
06/15/2034 64,364
0.1
47,000  Alleghany Corp.,
3.250%,
08/15/2051 31,770
0.1
100,000  Alleghany Corp.,
4.900%,
09/15/2044 93,269
0.1
137,000
(3)
American Express Co.,
5.532%,
04/25/2030 138,611
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
64,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 $ 41,716
0.1
19,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 16,623
0.0
180,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 177,073
0.3
82,000  American International
Group, Inc., 3.400%,
06/30/2030 74,621
0.1
103,000  American International
Group, Inc., 4.200%,
04/01/2028 99,628
0.2
6,000  American International
Group, Inc., 4.375%,
01/15/2055 4,696
0.0
128,000  American International
Group, Inc., 5.125%,
03/27/2033 126,158
0.2
130,000  American Tower Corp.,
1.500%,
01/31/2028 114,035
0.2
80,000  American Tower Corp.,
2.700%,
04/15/2031 67,705
0.1
63,000  American Tower Corp.,
3.600%,
01/15/2028 59,479
0.1
40,000  American Tower Corp.,
3.650%,
03/15/2027 38,320
0.1
32,000  American Tower Corp.,
5.250%,
07/15/2028 31,946
0.1
63,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 64,537
0.1
55,000  Aon North America, Inc.,
5.750%,
03/01/2054 53,841
0.1
92,000  Apollo Global
Management, Inc.,
5.800%,
05/21/2054 90,630
0.1
35,000
(1)
Ares Strategic Income
Fund, 6.350%,
08/15/2029 34,727
0.1
80,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 79,409
0.1
14,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 13,616
0.0
16,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 17,634
0.0
400,000
(3)
Banco Santander SA,
9.625%,
12/31/2199 444,402
0.7
139,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 113,833
0.2
33,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 28,542
0.0
274,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 231,670
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
131,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 $ 123,220
0.2
143,000
(3)
Bank of America Corp.,
3.846%,
03/08/2037 125,386
0.2
85,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 80,192
0.1
51,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 50,495
0.1
226,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 225,855
0.4
248,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 255,214
0.4
13,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 11,535
0.0
5,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 3,496
0.0
148,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 125,297
0.2
66,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 59,948
0.1
99,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 95,412
0.2
64,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 54,176
0.1
85,000  Bank of Montreal,
5.511%,
06/04/2031 85,934
0.1
53,000
(3)
Bank of New York
Mellon Corp., MTN,
4.289%,
06/13/2033 49,477
0.1
113,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 111,581
0.2
53,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 47,759
0.1
53,000  Bank of Nova Scotia,
4.850%,
02/01/2030 52,172
0.1
192,000  Bank of Nova Scotia,
5.350%,
12/07/2026 192,293
0.3
374,000
(3)
Bank of Nova Scotia,
8.209%, (TSFR3M +
2.910%),
12/31/2199 365,927
0.6
153,000  BlackRock Funding,
Inc., 5.250%,
03/14/2054 147,963
0.2
100,000
(2)
BlackRock TCP
Capital Corp., 6.950%,
05/30/2029 97,631
0.2
253,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 199,293
0.3
46,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 44,985
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
53,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 $ 54,481
0.1
535,000
(1)(2)(3)
BNP Paribas SA,
5.738%,
02/20/2035 532,513
0.8
110,000  Brookfield Finance, Inc.,
5.675%,
01/15/2035 108,883
0.2
200,000
(1)(3)
CaixaBank SA, 6.037%,
06/15/2035 200,558
0.3
95,000  Camden Property Trust,
2.800%,
05/15/2030 84,231
0.1
52,000
(3)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 44,474
0.1
80,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 74,272
0.1
103,000
(2)(3)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 106,515
0.2
242,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 241,949
0.4
28,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 26,257
0.0
267,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 239,083
0.4
168,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 169,217
0.3
58,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 59,522
0.1
50,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 50,487
0.1
101,000  Crown Castle, Inc.,
2.100%,
04/01/2031 81,828
0.1
50,000  Crown Castle, Inc.,
2.500%,
07/15/2031 41,331
0.1
37,000  Crown Castle, Inc.,
3.300%,
07/01/2030 32,988
0.1
99,000  Crown Castle, Inc.,
4.450%,
02/15/2026 97,326
0.2
134,000  Crown Castle, Inc.,
4.800%,
09/01/2028 131,245
0.2
57,000  Crown Castle, Inc.,
5.600%,
06/01/2029 57,504
0.1
78,000  CubeSmart L.P.,
2.500%,
02/15/2032 63,863
0.1
200,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 200,637
0.3
42,000  Discover Financial
Services, 4.100%,
02/09/2027 40,391
0.1
257,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 257,181
0.4
185,000  Essent Group Ltd.,
6.250%,
07/01/2029 184,974
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
149,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 $ 122,490
0.2
56,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 52,775
0.1
28,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 26,270
0.0
300,000
(2)
First Horizon Bank,
5.750%,
05/01/2030 286,099
0.5
90,000  FS KKR Capital Corp.,
6.875%,
08/15/2029 89,272
0.1
69,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 71,277
0.1
7,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 5,751
0.0
163,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 139,263
0.2
58,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 56,062
0.1
221,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 216,041
0.3
55,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 55,989
0.1
38,000
(3)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 38,940
0.1
6,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 6,375
0.0
55,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 57,433
0.1
25,000
(3)
Goldman Sachs Group,
Inc., GMTN, 7.336%,
(TSFR3M + 2.012%),
10/28/2027 25,769
0.0
101,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.709%,
(TSFR3M + 2.387%),
02/12/2067 90,032
0.1
82,000  Healthpeak OP LLC,
5.250%,
12/15/2032 80,549
0.1
81,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 64,795
0.1
200,000
(3)
HSBC Holdings PLC,
5.733%,
05/17/2032 200,568
0.3
427,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 324,450
0.5
123,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 121,150
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
598,000
(3)
Huntington National
Bank, 4.125%,
07/02/2029 $ 597,930
0.9
200,000
(3)
ING Groep NV, 5.550%,
03/19/2035 197,548
0.3
127,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 107,599
0.2
127,000
(1)
Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 119,791
0.2
76,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 60,377
0.1
103,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 91,281
0.1
307,000  Jefferies Financial
Group, Inc., 6.200%,
04/14/2034 311,107
0.5
66,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 69,541
0.1
84,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 77,169
0.1
154,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 143,769
0.2
47,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 43,142
0.1
152,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 143,200
0.2
92,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 87,037
0.1
69,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 67,422
0.1
271,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 263,155
0.4
90,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 89,328
0.1
328,000
(3)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 326,178
0.5
227,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 232,991
0.4
169,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 171,994
0.3
291,000
(3)
KeyCorp, 6.401%,
03/06/2035 295,171
0.5
57,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 52,108
0.1
18,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 13,501
0.0
39,000  Kilroy Realty L.P.,
2.650%,
11/15/2033 28,667
0.0
120,000  LPL Holdings, Inc.,
6.000%,
05/20/2034 119,893
0.2
200,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 199,548
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
106,000  Markel Group, Inc.,
6.000%,
05/16/2054 $ 104,985
0.2
94,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 95,020
0.1
80,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 79,690
0.1
230,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.426%,
04/17/2035 229,151
0.4
205,000
(3)
Mizuho Financial
Group, Inc., 5.594%,
07/10/2035 204,282
0.3
90,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 83,940
0.1
23,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 21,451
0.0
28,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 26,633
0.0
87,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 86,805
0.1
72,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 73,833
0.1
253,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 250,343
0.4
148,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 147,221
0.2
139,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 143,463
0.2
94,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 101,561
0.2
198,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 183,084
0.3
27,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 22,326
0.0
58,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 57,825
0.1
149,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 146,737
0.2
35,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 34,836
0.1
170,000
(1)
Morgan Stanley Direct
Lending Fund, 6.150%,
05/17/2029 166,359
0.3
200,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 196,557
0.3
83,000  NMI Holdings, Inc.,
6.000%,
08/15/2029 82,347
0.1
200,000  Nomura Holdings, Inc.,
5.783%,
07/03/2034 199,477
0.3
192,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 181,450
0.3
83,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 83,480
0.1
280,000  Old Republic
International Corp.,
5.750%,
03/28/2034 279,447
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000  Phillips Edison Grocery
Center Operating
Partnership I L.P.,
5.750%,
07/15/2034 $ 64,231
0.1
234,000
(3)
PNC Financial Services
Group, Inc., 5.676%,
01/22/2035 235,348
0.4
96,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 93,789
0.1
89,000  Prologis L.P., 3.875%,
09/15/2028 85,286
0.1
37,000  Prologis L.P., 5.250%,
03/15/2054 34,999
0.1
67,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 67,070
0.1
46,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 46,059
0.1
65,000  Regency Centers L.P.,
5.250%,
01/15/2034 63,335
0.1
80,000
(3)
Regions Financial
Corp., 5.722%,
06/06/2030 79,974
0.1
110,000  Reinsurance Group of
America, Inc., 5.750%,
09/15/2034 109,667
0.2
161,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 128,497
0.2
47,000
(2)
Royal Bank of Canada,
GMTN, 5.150%,
02/01/2034 46,656
0.1
205,000
(1)
Sixth Street Lending
Partners, 6.500%,
03/11/2029 202,744
0.3
233,000
(3)
State Street Corp.,
6.123%,
11/21/2034 242,118
0.4
200,000
(1)(3)
Swiss RE Subordinated
Finance PLC, 5.698%,
04/05/2035 198,345
0.3
132,000  Synchrony Financial,
2.875%,
10/28/2031 105,913
0.2
66,000
(1)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 43,936
0.1
76,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 76,967
0.1
100,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 92,597
0.1
183,000
(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 182,283
0.3
200,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 224,478
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
29,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 $ 21,278
0.0
65,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 64,283
0.1
16,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 15,950
0.0
81,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 69,277
0.1
59,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 53,781
0.1
40,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 39,986
0.1
67,000  Welltower OP LLC,
2.750%,
01/15/2031 57,754
0.1
170,000  Willis North America,
Inc., 5.900%,
03/05/2054 164,904
0.3
20,374,411
32.1
Industrial : 8.2%
152,000  Avnet, Inc., 6.250%,
03/15/2028 156,104
0.3
78,000  Boeing Co., 5.705%,
05/01/2040 71,954
0.1
106,000
(1)
Boeing Co., 7.008%,
05/01/2064 108,611
0.2
68,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 53,752
0.1
14,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 12,190
0.0
60,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 52,458
0.1
43,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 37,820
0.1
75,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 71,906
0.1
40,000
(2)
Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 40,102
0.1
118,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 105,766
0.2
20,000  Carrier Global Corp.,
2.722%,
02/15/2030 17,676
0.0
78,000  Carrier Global Corp.,
6.200%,
03/15/2054 83,586
0.1
45,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 45,589
0.1
69,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 67,503
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
200,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 $ 199,936
0.3
30,000  CSX Corp., 4.500%,
11/15/2052 25,670
0.0
78,000  CSX Corp., 4.650%,
03/01/2068 65,435
0.1
246,000  FedEx Corp., 3.250%,
04/01/2026 237,634
0.4
45,000  FedEx Corp., 3.875%,
08/01/2042 35,229
0.1
110,000  FedEx Corp., 4.100%,
02/01/2045 86,739
0.1
59,000  FedEx Corp., 4.400%,
01/15/2047 48,158
0.1
176,000  FedEx Corp., 4.550%,
04/01/2046 146,835
0.2
43,081  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 35,844
0.1
66,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 66,914
0.1
104,000  GATX Corp., 3.500%,
06/01/2032 90,330
0.1
63,000  GATX Corp., 5.450%,
09/15/2033 62,225
0.1
45,000  GATX Corp., 6.050%,
06/05/2054 45,102
0.1
118,000  GATX Corp., 6.900%,
05/01/2034 128,588
0.2
82,000  HEICO Corp., 5.250%,
08/01/2028 82,155
0.1
74,000  Honeywell International,
Inc., 5.250%,
03/01/2054 71,859
0.1
40,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 40,012
0.1
40,000
(2)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 40,364
0.1
80,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 81,823
0.1
120,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 119,461
0.2
90,000  John Deere Capital
Corp., MTN, 5.100%,
04/11/2034 89,780
0.1
109,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 108,274
0.2
118,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 117,677
0.2
86,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 81,384
0.1
178,000
(2)
Mohawk Industries, Inc.,
5.850%,
09/18/2028 181,647
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
28,000  Norfolk Southern Corp.,
2.900%,
08/25/2051 $ 17,492
0.0
50,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 40,132
0.1
10,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 9,988
0.0
152,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 155,037
0.3
65,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 62,100
0.1
87,000  Packaging Corp. of
America, 5.700%,
12/01/2033 88,447
0.1
135,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 131,587
0.2
166,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 4.200%,
04/01/2027 161,322
0.3
92,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 81,290
0.1
7,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 6,243
0.0
58,000  Raytheon Technologies
Corp., 5.375%,
02/27/2053 55,132
0.1
54,000  Republic Services, Inc.,
4.875%,
04/01/2029 53,577
0.1
144,000  RTX Corp., 3.500%,
03/15/2027 138,025
0.2
65,000  RTX Corp., 5.750%,
11/08/2026 65,711
0.1
6,000
(2)
Ryder System, Inc.,
6.300%,
12/01/2028 6,248
0.0
77,000  Ryder System, Inc.,
6.600%,
12/01/2033 82,266
0.1
15,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 15,064
0.0
126,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 127,233
0.2
200,000
(1)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 199,053
0.3
80,000  Trane Technologies
Financing Ltd., 5.250%,
03/03/2033 80,627
0.1
17,000  Trane Technologies
Global Holding Co. Ltd.,
3.750%,
08/21/2028 16,215
0.0
18,000  Trane Technologies
Luxembourg Finance
SA, 3.800%,
03/21/2029 17,116
0.0
7,000  Union Pacific Corp.,
3.350%,
08/15/2046 5,077
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000  Union Pacific Corp.,
3.375%,
02/01/2035 $ 10,288
0.0
27,000  Union Pacific Corp.,
3.550%,
05/20/2061 18,612
0.0
28,000  Union Pacific Corp.,
3.600%,
09/15/2037 23,566
0.0
9,000  Union Pacific Corp.,
3.750%,
02/05/2070 6,288
0.0
10,000  Union Pacific Corp.,
3.875%,
02/01/2055 7,564
0.0
42,000  Union Pacific Corp.,
3.950%,
08/15/2059 31,643
0.1
18,000  Union Pacific Corp.,
4.050%,
11/15/2045 14,653
0.0
80,000  Union Pacific Corp.,
MTN, 3.550%,
08/15/2039 65,265
0.1
35,000  Waste Management,
Inc., 4.625%,
02/15/2030 34,451
0.1
73,000  Waste Management,
Inc., 4.875%,
02/15/2034 71,593
0.1
91,000  Westinghouse Air Brake
Technologies Corp.,
5.611%,
03/11/2034 91,566
0.2
25,000  WRKCo, Inc., 4.650%,
03/15/2026 24,650
0.0
5,229,213
8.2
Technology : 5.3%
121,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 114,039
0.2
180,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 168,720
0.3
106,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 83,926
0.1
38,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 35,758
0.1
53,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 53,664
0.1
308,000
(2)
Concentrix Corp.,
6.850%,
08/02/2033 304,936
0.5
83,000  Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 73,133
0.1
27,000  Fiserv, Inc., 2.650%,
06/01/2030 23,501
0.0
91,000  Fiserv, Inc., 3.500%,
07/01/2029 84,168
0.1
35,000  Fiserv, Inc., 4.400%,
07/01/2049 28,434
0.0
99,000  Fiserv, Inc., 5.150%,
03/15/2027 99,083
0.2
46,000  Fiserv, Inc., 5.450%,
03/02/2028 46,434
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
45,000  Genpact Luxembourg
Sarl/Genpact USA, Inc.,
6.000%,
06/04/2029 $ 45,535
0.1
101,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 95,814
0.1
106,000  IBM International
Capital Pte Ltd.,
5.300%,
02/05/2054 99,201
0.2
159,000  Intel Corp., 2.800%,
08/12/2041 110,086
0.2
71,000  Intel Corp., 5.125%,
02/10/2030 71,324
0.1
96,000  Intel Corp., 5.150%,
02/21/2034 94,837
0.1
62,000  Intel Corp., 5.600%,
02/21/2054 60,117
0.1
149,000  Intel Corp., 5.700%,
02/10/2053 146,565
0.2
64,000  Intuit, Inc., 5.200%,
09/15/2033 64,291
0.1
250,000  Intuit, Inc., 5.500%,
09/15/2053 251,366
0.4
154,000  KLA Corp., 3.300%,
03/01/2050 108,521
0.2
52,000
(2)
KLA Corp., 4.700%,
02/01/2034 50,560
0.1
47,000  KLA Corp., 5.250%,
07/15/2062 44,921
0.1
186,000  Kyndryl Holdings, Inc.,
6.350%,
02/20/2034 189,041
0.3
77,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 74,131
0.1
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 29,305
0.0
80,000  Oracle Corp., 2.300%,
03/25/2028 72,349
0.1
66,000  Oracle Corp., 3.600%,
04/01/2050 46,235
0.1
12,000  Oracle Corp., 3.800%,
11/15/2037 9,893
0.0
51,000  Oracle Corp., 3.850%,
04/01/2060 35,094
0.1
24,000  Oracle Corp., 3.950%,
03/25/2051 17,758
0.0
40,000  Oracle Corp., 4.000%,
11/15/2047 30,320
0.0
78,000  Oracle Corp., 4.300%,
07/08/2034 71,069
0.1
31,000  Oracle Corp., 4.375%,
05/15/2055 24,224
0.0
58,000  Oracle Corp., 6.150%,
11/09/2029 60,687
0.1
106,000  Oracle Corp., 6.900%,
11/09/2052 118,732
0.2
98,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 105,798
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
107,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 $ 93,448
0.1
44,000  VMware LLC, 2.200%,
08/15/2031 35,769
0.1
3,372,787
5.3
Utilities : 10.5%
71,000  AES Corp., 5.450%,
06/01/2028 70,866
0.1
30,000  Alabama Power Co.,
3.450%,
10/01/2049 21,479
0.0
45,000  Alabama Power Co.,
3.750%,
03/01/2045 34,581
0.1
46,000  Alabama Power Co.,
5.850%,
11/15/2033 47,902
0.1
48,000  Alabama Power Co. A,
4.300%,
07/15/2048 39,397
0.1
35,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 30,488
0.0
97,000  Ameren Corp., 5.000%,
01/15/2029 96,060
0.1
128,000  Ameren Corp., 5.700%,
12/01/2026 129,058
0.2
27,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 26,919
0.0
67,000  American Water
Capital Corp., 5.150%,
03/01/2034 66,466
0.1
171,000  American Water
Capital Corp., 5.450%,
03/01/2054 165,118
0.3
65,000  Arizona Public
Service Co., 5.700%,
08/15/2034 64,958
0.1
65,000  CenterPoint Energy
Resources Corp.,
5.400%,
07/01/2034 64,387
0.1
55,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 55,219
0.1
122,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 111,866
0.2
72,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 74,735
0.1
63,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 53,347
0.1
107,000  Consumers Energy Co.,
4.900%,
02/15/2029 106,553
0.2
64,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 69,023
0.1
70,000  DTE Energy Co.,
5.850%,
06/01/2034 71,051
0.1
7,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 5,284
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
3,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 $ 2,306
0.0
39,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 31,453
0.0
22,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 18,411
0.0
37,000  Duke Energy Corp.,
3.150%,
08/15/2027 34,905
0.1
43,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 35,728
0.1
37,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 38,499
0.1
37,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 37,722
0.1
32,000  Duke Energy Florida
LLC, 6.200%,
11/15/2053 33,954
0.1
59,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 43,490
0.1
40,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 32,268
0.0
25,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 24,804
0.0
17,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 16,449
0.0
46,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 37,680
0.1
49,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 39,741
0.1
74,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 59,801
0.1
11,000  Entergy Arkansas LLC,
4.000%,
06/01/2028 10,610
0.0
18,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 14,335
0.0
85,000
(3)
Entergy Corp., 7.125%,
12/01/2054 84,459
0.1
5,000  Entergy Louisiana LLC,
3.250%,
04/01/2028 4,686
0.0
22,000  Entergy Louisiana LLC,
5.350%,
03/15/2034 21,847
0.0
23,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 23,030
0.0
53,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 52,101
0.1
120,000
(1)(3)
EUSHI Finance, Inc.,
7.625%,
12/15/2054 120,762
0.2
44,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 43,283
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
77,000  Eversource Energy,
2.900%,
03/01/2027 $ 72,371
0.1
42,000  Eversource Energy,
5.125%,
05/15/2033 40,341
0.1
59,000  Eversource Energy,
5.450%,
03/01/2028 59,199
0.1
54,000  Eversource Energy,
5.500%,
01/01/2034 53,007
0.1
76,000  Eversource Energy,
5.950%,
02/01/2029 77,694
0.1
129,000  Eversource Energy,
5.950%,
07/15/2034 130,209
0.2
144,000  Eversource Energy U,
1.400%,
08/15/2026 132,261
0.2
97,000  Exelon Corp., 5.150%,
03/15/2028 96,813
0.2
28,000  Florida Power &
Light Co., 4.800%,
05/15/2033 27,240
0.0
40,000  Florida Power &
Light Co., 5.400%,
09/01/2035 40,275
0.1
23,000  Florida Power &
Light Co., 5.650%,
02/01/2037 23,637
0.0
26,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 24,755
0.0
31,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 32,182
0.0
83,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 77,088
0.1
142,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 142,263
0.2
51,000
(1)
Metropolitan Edison
Co., 5.200%,
04/01/2028 50,974
0.1
113,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 96,333
0.1
16,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 14,516
0.0
18,000  Mississippi Power Co.,
4.750%,
10/15/2041 15,427
0.0
145,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 119,578
0.2
81,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 82,522
0.1
42,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 35,463
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
37,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 $ 35,104
0.1
50,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 45,900
0.1
59,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 54,400
0.1
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 118,180
0.2
33,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 33,935
0.1
60,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 59,429
0.1
121,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 122,114
0.2
30,000  Nevada Power Co.,
6.000%,
03/15/2054 30,539
0.0
59,000
(1)
New York State Electric
& Gas Corp., 2.150%,
10/01/2031 47,378
0.1
113,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 106,604
0.2
104,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 95,843
0.1
80,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
03/15/2034 78,641
0.1
65,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 65,138
0.1
65,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.750%,
06/15/2054 65,535
0.1
73,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 60,741
0.1
102,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 98,208
0.2
40,000  Northern States
Power Co., 5.650%,
06/15/2054 39,946
0.1
40,000  NSTAR Electric Co.,
5.400%,
06/01/2034 40,053
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
91,000  NSTAR Electric Co.,
5.500%,
03/15/2040 $ 89,793
0.1
175,000
(1)
Oglethorpe Power
Corp., 5.800%,
06/01/2054 171,397
0.3
95,000
(1)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 93,240
0.1
192,000
(2)
ONE Gas, Inc., 5.100%,
04/01/2029 192,577
0.3
56,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 43,117
0.1
100,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 79,402
0.1
39,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 40,516
0.1
32,000
(2)
PECO Energy Co.,
4.900%,
06/15/2033 31,364
0.0
105,000  PPL Electric Utilities
Corp., 4.850%,
02/15/2034 102,270
0.2
89,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 89,196
0.1
12,000  Public Service Electric
and Gas Co., MTN,
3.800%,
03/01/2046 9,403
0.0
65,000
(2)
Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 65,052
0.1
55,000  Public Service Electric
and Gas Co., MTN,
5.500%,
03/01/2040 55,159
0.1
92,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 75,798
0.1
59,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 60,038
0.1
45,000  Puget Sound Energy,
Inc., 5.685%,
06/15/2054 44,565
0.1
90,000
(3)
Sempra, 6.875%,
10/01/2054 89,671
0.1
69,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 54,411
0.1
15,000  Southern California
Edison Co., 3.650%,
02/01/2050 10,674
0.0
44,000  Southern California
Edison Co., 4.000%,
04/01/2047 33,720
0.1
110,000  Southern California
Edison Co., 4.050%,
03/15/2042 88,320
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
40,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 $ 38,787
0.1
40,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 39,920
0.1
22,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 21,930
0.0
124,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 118,749
0.2
14,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 13,914
0.0
24,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 23,941
0.0
6,685,841
10.5
Total Corporate Bonds/
Notes
(Cost $59,067,885)
59,016,893
92.9
U.S. TREASURY OBLIGATIONS : 4.2%
United States Treasury Bonds : 0.3%
190,300
4.625
%,
05/15/2044 189,973
0.3
United States Treasury Notes : 3.9%
321,000
4.250
%,
06/30/2029 319,683
0.5
1,199,600
4.375
%,
05/15/2034 1,200,068
1.9
346,000
4.500
%,
05/31/2029 348,406
0.5
125,000
4.500
%,
05/31/2031 127,051
0.2
197,000
4.625
%,
06/30/2026 196,650
0.3
117,000
4.625
%,
06/15/2027 117,343
0.2
160,000
4.875
%,
05/31/2026 160,337
0.3
2,469,538
3.9
Total U.S. Treasury
Obligations
(Cost $2,660,036)
2,659,511
4.2
Total Long-Term
Investments
(Cost $61,727,921)
61,676,404
97.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.8%
Repurchase Agreements : 3.8%
1,000,000
(4)
Bethesda Securities,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase
Amount $1,000,448,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$1,020,000, due
10/01/27-01/01/57)
$ 1,000,000
1.5
439,237
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase Amount
$439,433, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $448,022, due
08/08/24-04/20/74)
439,237
0.7
1,000,000
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
06/28/2024, 5.440%,
due 07/01/2024
(Repurchase
Amount $1,000,447,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
01/15/25-11/01/53)
1,000,000
1.6
Total Repurchase
Agreements
(Cost $2,439,237)
2,439,237
3.8
Total Short-Term
Investments
(Cost $2,439,237)
2,439,237
3.8
Total Investments in
Securities
(Cost $64,167,158) $ 64,115,641 100.9
Liabilities in Excess of
Other Assets
(555,160) (0.9)
Net Assets $ 63,560,481 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Investment Grade Credit Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 59,016,893 $ — $ 59,016,893
U.S. Treasury Obligations — 2,659,511 — 2,659,511
Short-Term Investments — 2,439,237 — 2,439,237
Total Investments, at fair value $ — $ 64,115,641 $ — $ 64,115,641
Other Financial Instruments+
Futures 47,191 — — 47,191
Total Assets $ 47,191 $ 64,115,641 $ — $ 64,162,832
Liabilities Table
Other Financial Instruments+
Futures $ (84,289) $ — $ — $ (84,289)
Total Liabilities $ (84,289) $ — $ — $ (84,289)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 40 09/30/24 $ 8,168,750 $ 23,556
U.S. Treasury 10-Year Note 11 09/19/24 1,209,828 9,143
U.S. Treasury Long Bond 3 09/19/24 354,938 88
U.S. Treasury Ultra Long Bond 8 09/19/24 1,002,750 14,404
$ 10,736,266 $ 47,191
Short Contracts:
U.S. Treasury 5-Year Note (9) 09/30/24 (959,203) (6,832)
U.S. Treasury Ultra 10-Year Note (73) 09/19/24 (8,287,782) (77,457)
$ (9,246,985) $ (84,289)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 643,971
Gross Unrealized Depreciation (695,487)
Net Unrealized Depreciation $ (51,516)